Debt (Schedule of Long-Term Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Debt	$ 11,241,483,000	$ 10,984,438,000
Less: unamortized debt issuance costs	(206,607,000)	(206,739,000)
Total debt, net of unamortized debt issuance costs	11,034,876,000	10,777,699,000
Less—current portion including commercial paper	(2,620,766,000)	(2,422,329,000)
Long-term portion	$ 8,414,110,000	$ 8,355,370,000
Weighted average interest rate	3.99%	4.14%
Commercial paper
Long-Term Debt
Long term debt, current interest rate (as a percent)	2.19%
Long-term debt	$ 1,434,180,000	$ 775,488,000
Fixed rate debt:
Long-Term Debt
Long-term debt	5,215,452,000	4,542,982,000
Senior notes
Long-Term Debt
Long-term debt	$ 1,746,280,000	1,724,194,000
Secured senior notes
Long-Term Debt
Long term debt, stated interest rate (as a percent)	7.25%
Long-term debt	$ 662,398,000	670,437,000
Unsecured term loans
Long-Term Debt
Long-term debt	2,806,774,000	2,148,351,000
Total variable rate debt
Long-Term Debt
Long-term debt	$ 5,795,773,000	6,310,512,000
Unsecured revolving credit facilities
Long-Term Debt
Long term debt, current interest rate (as a percent)	2.79%
Long-term debt	$ 165,000,000	795,000,000
Long term debt, facility fee (as a percent)	0.125%
Unsecured revolving credit facilities | $1.7 billion unsecured revolving credit facility
Long-Term Debt
Long term debt, current interest rate (as a percent)	2.91%
Long term debt, principal amount	$ 1,700,000,000
Unsecured revolving credit facilities | $1.2 billion unsecured revolving credit facility
Long-Term Debt
Long term debt, current interest rate (as a percent)	2.91%
Long term debt, principal amount	$ 1,200,000,000
USD unsecured term loan
Long-Term Debt
Long-term debt	3,519,853,000	4,005,848,000
Euro unsecured term loan
Long-Term Debt
Long-term debt	676,740,000	734,176,000
Finance lease liabilities
Long-Term Debt
Long-term debt	$ 230,258,000
Finance lease liabilities
Long-Term Debt
Long-term debt		$ 130,944,000
LIBOR | Unsecured revolving credit facilities | $1.7 billion unsecured revolving credit facility
Long-Term Debt
Margin on floating rate base (as a percent)	1.00%
LIBOR | Unsecured revolving credit facilities | $1.2 billion unsecured revolving credit facility
Long-Term Debt
Margin on floating rate base (as a percent)	1.00%
Minimum | Senior notes
Long-Term Debt
Long term debt, stated interest rate (as a percent)	2.65%
Minimum | Unsecured term loans
Long-Term Debt
Long term debt, stated interest rate (as a percent)	2.53%
Minimum | USD unsecured term loan
Long-Term Debt
Long term debt, current interest rate (as a percent)	2.31%
Minimum | Euro unsecured term loan
Long-Term Debt
Long term debt, current interest rate (as a percent)	1.15%
Maximum | Senior notes
Long-Term Debt
Long term debt, stated interest rate (as a percent)	7.50%
Maximum | Unsecured term loans
Long-Term Debt
Long term debt, stated interest rate (as a percent)	5.41%
Maximum | USD unsecured term loan
Long-Term Debt
Long term debt, current interest rate (as a percent)	5.64%
Maximum | Euro unsecured term loan
Long-Term Debt
Long term debt, current interest rate (as a percent)	1.58%